Auditors' Remuneration (Details) - Schedule of auditors' remuneration - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Auditors Remuneration Abstract
- Audit and review of financial statements	[1]	$ 216,400	$ 202,400	$ 194,900
- Other audit services	[2]		130,000	60,000
Total auditors remuneration		$ 216,400	$ 332,400	$ 254,900

[1]	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
[2]	Included in the balance are amounts related to additional regulatory filings during the 2021 and 2020 financial years. All services provided are considered audit services for the purpose of SEC classification.